Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)		6 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Numerator:
Net income attributable to Global Mofy AI Limited		$ 5,039,635	$ 10,319,418
Denominator:
Basic	[1]	4,220,721	1,855,372
Diluted	[1]	5,785,201	1,910,544
Basic	[1]	$ 0.87	$ 5.4
Diluted	[1]	$ 0.87	$ 5.4
Class A Ordinary Shares [Member]
Denominator:
Basic		4,936,998	1,910,544
Diluted		4,936,998	1,910,544
Basic		$ 0.87	$ 5.4
Diluted		$ 0.87	$ 5.4
Class B Ordinary Shares [Member]
Denominator:
Basic		848,203
Diluted		848,203
Basic		$ 0.87
Diluted		$ 0.87

[1]	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 11).